Equity Method Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	May 31, 2020 CNY (¥)	Apr. 30, 2020 shares	Mar. 31, 2020 shares	Apr. 30, 2020 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Loss from equity method investments					¥ (3,852)	$ (595)	¥ (224)	¥ (81)
FSOL
Schedule Of Equity Method Investments [Line Items]
Loss from equity method investments					(2,857)
FSOL | Series B Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares			2,564,103
FSOL | Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity investment, number of preferred shares purchased | shares		1,923,077
FSOL | Series B and Series B-2 Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash | $				$ 5,833
Equity investment ownership percentage		35.77%		35.77%
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash	¥ 3,000
Equity investment ownership percentage	8.10%
Loss from equity method investments					¥ (1,226)